Schedule of Investments
September 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–54.76%
Australia–2.31%
Afterpay Ltd.(a)	211	$18,254
AGL Energy Ltd.	5,315	21,997
APA Group	1,519	9,537
Aristocrat Leisure Ltd.	1,096	36,688
Aurizon Holdings Ltd.	7,718	21,021
Australia & New Zealand Banking Group Ltd.	760	15,333
BHP Group Ltd.	6,748	181,368
BHP Group PLC	8,856	220,720
BlueScope Steel Ltd.	2,024	29,363
Brambles Ltd.	3,711	28,864
CSL Ltd.	295	62,209
Endeavour Group Ltd.	2,825	14,186
Fortescue Metals Group Ltd.	3,248	34,252
Glencore PLC	12,146	57,360
Goodman Group	1,012	15,710
REA Group Ltd.	126	14,327
Rio Tinto Ltd.	2,362	167,844
Rio Tinto PLC	4,850	320,227
Santos Ltd.	2,994	15,436
Scentre Group	8,900	19,150
South32 Ltd.	16,702	42,394
Stockland	8,562	27,379
Telstra Corp. Ltd.	7,760	21,871
Transurban Group	3,163	32,070
Transurban Group, Rts., expiring 10/31/2021(a)	351	267
Wesfarmers Ltd.	2,447	98,473
Westpac Banking Corp.	970	18,037
Woolworths Group Ltd.	2,825	80,216
		1,624,553
Austria–0.10%
Erste Group Bank AG	675	29,478
Mondi PLC	590	14,421
OMV AG	422	25,358
		69,257
Belgium–0.19%
Ageas S.A./N.V.	211	10,442
Anheuser-Busch InBev S.A./N.V.	801	45,239
Groupe Bruxelles Lambert S.A.	168	18,470
KBC Group N.V.	168	15,082
Proximus SADP	506	10,004
UCB S.A.	295	32,823
		132,060
Brazil–1.27%
Ambev S.A.	3,500	9,833
B3 S.A. - Brasil, Bolsa, Balcao	11,900	27,839
Banco Bradesco S.A., Preference Shares	3,800	14,535
Banco do Brasil S.A.	3,800	20,166
Banco Inter S.A., Preference Shares(b)	5,600	16,124
Shares		Value
Brazil–(continued)
Cia Brasileira de Distribuicao	1,600	$7,563
Cia Siderurgica Nacional S.A.	3,200	16,882
Petroleo Brasileiro S.A., Preference Shares	82,200	411,019
Telefonica Brasil S.A., ADR	7,677	59,574
Vale S.A.	18,300	256,198
WEG S.A.	7,800	56,763
		896,496
Canada–4.20%
Algonquin Power & Utilities Corp.	1,729	25,349
Alimentation Couche-Tard, Inc., Class B	338	12,932
AltaGas Ltd.	970	19,138
Atco Ltd., Class I	506	16,232
Barrick Gold Corp.	3,163	57,092
BCE, Inc.	2,742	137,360
Brookfield Asset Management, Inc., Class A	3,669	196,601
CAE, Inc.(a)	760	22,705
Canadian National Railway Co.	1,392	161,312
Canadian Natural Resources Ltd.	2,910	106,397
Canadian Pacific Railway Ltd.	2,150	140,397
Canadian Tire Corp. Ltd., Class A	380	53,175
Canadian Utilities Ltd., Class A	675	18,189
CCL Industries, Inc., Class B	211	10,928
CGI, Inc., Class A(a)	590	50,117
CI Financial Corp.	716	14,534
Constellation Software, Inc.	85	139,252
Emera, Inc.	716	32,425
Enbridge, Inc.	4,597	183,140
Fairfax Financial Holdings Ltd.	85	34,313
Finning International, Inc.	928	22,896
Fortis, Inc.	1,308	58,027
Franco-Nevada Corp.	85	11,043
Great-West Lifeco, Inc.	380	11,563
H&R REIT	1,500	18,510
Hydro One Ltd.(b)	1,223	28,909
Intact Financial Corp.	168	22,214
Kinross Gold Corp.	4,639	24,869
Lightspeed Commerce, Inc.(a)	211	20,360
Loblaw Cos. Ltd.	548	37,606
Magna International, Inc.	2,109	158,716
Manulife Financial Corp.	10,290	198,066
Metro, Inc.	1,012	49,449
National Bank of Canada	463	35,560
Nutrien Ltd.	1,349	87,558
Onex Corp.	506	35,771
Open Text Corp.	760	37,094
Pembina Pipeline Corp.	590	18,702
Power Corp. of Canada	1,940	63,947
Quebecor, Inc., Class B	716	17,304
Ritchie Bros. Auctioneers, Inc.	169	10,429
Rogers Communications, Inc., Class B	760	35,492
Sun Life Financial, Inc.	590	30,371
Suncor Energy, Inc.	2,783	57,699
TC Energy Corp.	2,615	125,857

See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Canada–(continued)
Teck Resources Ltd., Class B	1,645	$40,950
TELUS Corp.	3,711	81,568
Thomson Reuters Corp.	590	65,237
Tourmaline Oil Corp.	1,308	45,696
West Fraser Timber Co. Ltd.	590	49,693
WSP Global, Inc.	168	20,116
		2,952,860
Chile–0.03%
Antofagasta PLC	760	13,654
Lundin Mining Corp.	1,096	7,883
		21,537
China–4.32%
360 DigiTech, Inc., ADR(a)	422	8,575
Agricultural Bank of China Ltd., H Shares	113,000	38,631
Alibaba Group Holding Ltd.(a)	10,100	187,860
Alibaba Health Information Technology Ltd.(a)	6,000	8,585
Anhui Conch Cement Co. Ltd., H Shares	3,000	16,137
ANTA Sports Products Ltd.	1,000	18,738
Baidu, Inc., ADR(a)	801	123,154
Bank of Communications Co. Ltd., H Shares	86,000	50,728
BeiGene Ltd., ADR(a)	85	30,855
BOC Hong Kong Holdings Ltd.	4,000	11,983
BYD Co. Ltd., H Shares	14,000	432,369
China CITIC Bank Corp. Ltd., H Shares	62,000	27,975
China Everbright Bank Co. Ltd., H Shares	51,000	17,983
China Life Insurance Co. Ltd., H Shares	39,000	63,605
China Longyuan Power Group Corp. Ltd., H Shares	9,000	21,992
China Medical System Holdings Ltd.	8,000	14,459
China Mengniu Dairy Co. Ltd.	3,000	19,299
China Merchants Bank Co. Ltd., H Shares	6,500	51,591
China Minsheng Banking Corp. Ltd., H Shares	45,000	18,040
China National Building Material Co. Ltd., H Shares	8,000	10,793
China Overseas Land & Investment Ltd.	16,000	36,379
China Petroleum & Chemical Corp., H Shares	126,000	62,013
China Shenhua Energy Co. Ltd., H Shares	19,500	45,547
China Taiping Insurance Holdings Co. Ltd.	10,800	16,354
China Tower Corp. Ltd., H Shares(b)	212,000	27,753
CITIC Ltd.	30,000	31,630
COSCO SHIPPING Holdings Co. Ltd., H Shares(a)	16,500	24,982
Country Garden Services Holdings Co. Ltd.	1,000	7,848
CSPC Pharmaceutical Group Ltd.	20,000	23,742
Daqo New Energy Corp., ADR(a)	463	26,391
Dongfeng Motor Group Co. Ltd., H Shares	22,000	19,627
ENN Energy Holdings Ltd.	1,100	18,013
FinVolution Group, ADR	1,856	10,468
Futu Holdings Ltd., ADR(a)	380	34,588
Great Wall Motor Co. Ltd., H Shares	12,500	45,434
Hello Group, Inc., ADR	928	9,818
Hengan International Group Co. Ltd.	2,500	13,390
Hopson Development Holdings Ltd.	2,400	8,512
Huaneng Power International, Inc., H Shares	30,000	16,127
Huazhu Group Ltd., ADR(a)	211	9,676
I-Mab, ADR(a)	168	12,178
Innovent Biologics, Inc.(a)(b)	1,500	14,513
JOYY, Inc., ADR	168	9,211
Shares		Value
China–(continued)
KE Holdings, Inc., ADR(a)	506	$9,240
Kingboard Holdings Ltd.	3,000	13,487
Kingsoft Corp. Ltd.	2,200	8,673
Kuaishou Technology(a)(b)	1,400	14,805
Lenovo Group Ltd.	18,000	19,309
Li Ning Co. Ltd.	4,000	46,144
Longfor Group Holdings Ltd.(b)	2,000	9,191
Meituan, B Shares(a)(b)	2,200	68,699
New Oriental Education & Technology Group, Inc., ADR(a)	3,121	6,398
NIO, Inc., ADR(a)	5,735	204,338
Noah Holdings Ltd., ADR(a)	253	9,394
Nongfu Spring Co. Ltd., H Shares(b)	2,600	13,146
NXP Semiconductors N.V.	928	181,767
PetroChina Co. Ltd., H Shares	148,000	69,279
Pinduoduo, Inc., ADR(a)	843	76,435
Ping An Insurance (Group) Co. of China Ltd., H Shares	20,000	135,711
Postal Savings Bank of China Co. Ltd., H Shares(b)	34,000	23,442
Prosus N.V.	422	33,236
Shenzhou International Group Holdings Ltd.	800	16,722
Sinopharm Group Co. Ltd., H Shares	5,600	14,545
SITC International Holdings Co. Ltd.	9,000	32,087
Sunac China Holdings Ltd.	4,000	8,476
Sunny Optical Technology Group Co. Ltd.	1,900	49,855
Trip.com Group Ltd., ADR(a)	380	11,685
Vipshop Holdings Ltd., ADR(a)	633	7,052
Weibo Corp., ADR(a)	253	12,015
Weichai Power Co. Ltd., H Shares	8,000	16,570
Wharf Holdings Ltd. (The)	4,000	13,246
Wuxi Biologics Cayman, Inc.(a)(b)	7,000	113,143
Xiaomi Corp., B Shares(a)(b)	12,000	32,656
Yadea Group Holdings Ltd.(b)	6,000	9,721
Yum China Holdings, Inc.	338	19,641
Zai Lab Ltd., ADR(a)	211	22,237
Zijin Mining Group Co. Ltd., H Shares	14,000	16,798
		3,036,689
Denmark–1.55%
AP Moller - Maersk A/S, Class B	42	113,609
Carlsberg A/S, Class B	253	41,157
Coloplast A/S, Class B	126	19,749
Danske Bank A/S	843	14,211
Demant A/S(a)	590	29,713
DSV A/S	126	30,082
GN Store Nord A/S	295	20,104
H Lundbeck A/S	590	16,022
Jyske Bank A/S(a)	211	9,099
Novo Nordisk A/S, Class B	7,043	677,431
Novozymes A/S, Class B	633	43,337
Orsted A/S(b)	85	11,215
Pandora A/S	126	15,280
Tryg A/S	760	17,265
Vestas Wind Systems A/S	760	30,428
		1,088,702
Finland–0.40%
Elisa OYJ	211	13,100
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Finland–(continued)
Fortum OYJ	1,308	$39,779
Kesko OYJ, Class B	338	11,667
Kone OYJ, Class B	463	32,466
Neste OYJ	506	28,558
Nordea Bank Abp	3,121	40,055
Sampo OYJ, Class A	1,392	69,072
Stora Enso OYJ, Class R	590	9,797
UPM-Kymmene OYJ	633	22,365
Wartsila OYJ Abp	1,476	17,675
		284,534
France–4.25%
Air Liquide S.A.	760	121,605
Airbus SE(a)	422	55,407
Atos SE	380	20,233
AXA S.A.	1,519	42,259
Bollore S.A.	2,952	17,070
Bouygues S.A.	801	33,056
Bureau Veritas S.A.	380	11,663
Capgemini SE	168	34,939
Carrefour S.A.	1,856	33,409
Cie de Saint-Gobain	1,856	125,005
Cie Generale des Etablissements Michelin S.C.A.	633	97,147
Credit Agricole S.A.	3,078	42,467
Danone S.A.	506	34,537
Dassault Systemes SE	886	46,450
Eiffage S.A.	548	55,283
ENGIE S.A.	716	9,397
EssilorLuxottica S.A.	1,308	250,111
Eutelsat Communications S.A.	970	13,334
Hermes International	42	58,047
Kering S.A.	168	119,486
Klepierre S.A.	675	15,029
La Francaise des Jeux SAEM(b)	295	15,175
Legrand S.A.	168	18,019
L’Oreal S.A.	506	208,837
LVMH Moet Hennessy Louis Vuitton SE	422	301,757
Orange S.A.	10,460	113,317
Pernod Ricard S.A.	463	101,252
Publicis Groupe S.A.	886	59,666
Rexel S.A.	801	15,413
Safran S.A.	211	26,455
Sanofi	6,242	600,883
Sartorius Stedim Biotech	42	23,444
Societe Generale S.A.	801	25,149
Suez S.A.	1,096	24,993
Teleperformance	85	33,444
TotalEnergies SE	2,699	129,334
Veolia Environnement S.A.	590	18,056
Vinci S.A.	253	26,207
Vivendi SE	843	10,633
		2,987,968
Germany–3.98%
adidas AG	85	26,784
Allianz SE	886	199,832
BASF SE	1,012	77,107
Bayerische Motoren Werke AG	1,434	137,641
Shares		Value
Germany–(continued)
Beiersdorf AG	85	$9,190
Brenntag SE	168	15,671
Carl Zeiss Meditec AG, BR	42	8,074
Continental AG(a)	168	18,418
Daimler AG	3,711	329,891
Deutsche Bank AG(a)	1,054	13,518
Deutsche Boerse AG	168	27,348
Deutsche Post AG	633	39,896
Deutsche Telekom AG	8,983	181,117
Deutsche Wohnen SE	1,729	105,991
E.ON SE	2,446	29,925
Evonik Industries AG	463	14,665
Fresenius Medical Care AG & Co. KGaA	1,096	77,237
Fresenius SE & Co. KGaA	3,669	176,403
HeidelbergCement AG	295	22,125
HelloFresh SE(a)	168	15,553
Henkel AG & Co. KGaA, Preference Shares	295	27,388
Infineon Technologies AG	1,139	46,823
Knorr-Bremse AG	126	13,521
LANXESS AG	338	22,984
LEG Immobilien SE	211	29,853
Merck KGaA	675	146,785
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	338	92,644
Porsche Automobil Holding SE, Preference Shares	886	88,293
ProSiebenSat.1 Media SE	716	13,175
RWE AG	1,308	46,240
SAP SE	506	68,550
Scout24 AG(b)	295	20,477
Siemens AG	801	131,666
Siemens Healthineers AG(b)	380	24,727
Symrise AG	126	16,622
Telefonica Deutschland Holding AG	5,398	15,365
thyssenkrupp AG(a)	4,386	46,739
United Internet AG	295	11,479
Vitesco Technologies Group AG(a)	34	1,985
Volkswagen AG, Preference Shares	1,646	368,728
Vonovia SE	506	30,417
Zalando SE(a)(b)	85	7,811
		2,798,658
Greece–0.03%
Alpha Services and Holdings S.A.(a)	10,079	12,631
Hellenic Telecommunications Organization S.A.	590	11,027
		23,658
Hong Kong–1.04%
AIA Group Ltd.	14,000	161,198
CK Asset Holdings Ltd.	7,000	40,230
CK Hutchison Holdings Ltd.	14,500	96,154
CLP Holdings Ltd.	4,500	43,282
Hang Seng Bank Ltd.	1,000	17,067
Henderson Land Development Co. Ltd.	3,000	11,388
Hong Kong & China Gas Co. Ltd. (The)	16,000	24,236
Hong Kong Exchanges & Clearing Ltd.	1,400	84,978
Hongkong Land Holdings Ltd.	5,800	27,758
Jardine Matheson Holdings Ltd.	700	36,813
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Hong Kong–(continued)
Kerry Properties Ltd.	3,000	$7,896
Link REIT	7,100	60,678
New World Development Co. Ltd.	3,000	12,173
Sun Hung Kai Properties Ltd.	5,000	62,137
Techtronic Industries Co. Ltd.	1,000	19,603
WH Group Ltd.	15,375	10,938
Wharf Real Estate Investment Co. Ltd.	3,000	15,499
		732,028
Hungary–0.08%
OTP Bank Nyrt(a)	970	56,865
Indonesia–0.11%
PT Astra International Tbk	45,400	17,345
PT Bank Central Asia Tbk	8,700	21,280
PT Bank Mandiri (Persero) Tbk	35,100	14,916
PT Telkom Indonesia (Persero) Tbk	98,000	25,155
		78,696
Ireland–0.06%
AerCap Holdings N.V.(a)	675	39,022
Israel–0.18%
Bank Hapoalim BM	1,561	13,705
Bank Leumi Le-Israel BM	4,807	40,804
Check Point Software Technologies Ltd.(a)	506	57,198
Nice Ltd.(a)	42	11,881
		123,588
Italy–0.49%
Assicurazioni Generali S.p.A.	3,205	68,186
Buzzi Unicem S.p.A.	380	8,676
Enel S.p.A.	13,159	101,029
Eni S.p.A.	1,476	19,652
Ferrari N.V.	85	17,794
Mediobanca Banca di Credito Finanziario S.p.A.(a)	1,139	13,759
Moncler S.p.A.	168	10,275
Poste Italiane S.p.A.(b)	1,856	25,544
Recordati Industria Chimica e Farmaceutica S.p.A.	211	12,273
Snam S.p.A.	2,446	13,558
Telecom Italia S.p.A.	94,558	37,056
Terna Rete Elettrica Nazionale S.p.A.	2,194	15,561
		343,363
Japan–9.74%
Advantest Corp.	400	35,837
AGC, Inc.	500	25,591
Aisin Corp.	300	10,903
Ajinomoto Co., Inc.	800	23,672
Amada Co. Ltd.	1,300	13,490
Asahi Group Holdings Ltd.	400	19,377
Asahi Kasei Corp.	900	9,606
Astellas Pharma, Inc.	6,600	108,825
Bandai Namco Holdings, Inc.	200	15,019
Bridgestone Corp.	3,200	151,764
Brother Industries Ltd.	800	17,602
Canon, Inc.	2,500	61,493
Chubu Electric Power Co., Inc.	2,100	24,910
Shares		Value
Japan–(continued)
CyberAgent, Inc.	600	$11,620
Dai Nippon Printing Co. Ltd.	800	19,374
Dai-ichi Life Holdings, Inc.	600	13,064
Daiichi Sankyo Co. Ltd.	1,700	45,352
Daikin Industries Ltd.	100	21,509
Daito Trust Construction Co. Ltd.	400	46,701
Daiwa House Industry Co. Ltd.	2,100	70,133
Daiwa Securities Group, Inc.	1,700	9,930
Denso Corp.	400	26,222
Ebara Corp.	400	19,790
ENEOS Holdings, Inc.	17,400	71,052
FANUC Corp.	200	43,783
Fast Retailing Co. Ltd.	100	73,702
FUJIFILM Holdings Corp.	1,900	163,837
Fujitsu Ltd.	100	18,161
Hamamatsu Photonics K.K.	200	12,407
Hitachi Ltd.	3,100	183,811
Honda Motor Co. Ltd.	5,400	166,538
Hoya Corp.	1,100	172,038
Inpex Corp.	4,800	37,566
Isuzu Motors Ltd.	1,700	22,335
ITOCHU Corp.	5,300	155,245
Japan Post Holdings Co. Ltd.	10,600	89,216
Japan Real Estate Investment Corp.	2	11,980
Japan Tobacco, Inc.	3,200	62,830
Kajima Corp.	1,400	18,041
Kao Corp.	800	47,666
KDDI Corp.	3,800	125,581
Keyence Corp.	100	59,919
Kirin Holdings Co. Ltd.	1,500	27,861
Komatsu Ltd.	800	19,236
Kubota Corp.	800	17,067
Kyocera Corp.	200	12,503
Lasertec Corp.	300	68,145
M3, Inc.	200	14,278
Marubeni Corp.	6,900	56,614
MINEBEA MITSUMI, Inc.	800	20,427
Mitsubishi Chemical Holdings Corp.	3,200	29,240
Mitsubishi Corp.	6,800	212,722
Mitsubishi Electric Corp.	3,700	51,461
Mitsubishi Estate Co. Ltd.	600	9,555
Mitsui & Co. Ltd.	7,300	158,361
Mitsui Chemicals, Inc.	500	16,787
Mitsui Fudosan Co. Ltd.	900	21,438
Mitsui OSK Lines Ltd.	500	33,695
MS&AD Insurance Group Holdings, Inc.	300	10,010
Murata Manufacturing Co. Ltd.	1,000	89,015
NEC Corp.	1,400	75,999
NGK Insulators Ltd.	900	15,284
Nidec Corp.	400	44,374
Nintendo Co. Ltd.	200	97,292
Nippon Steel Corp.	1,200	21,476
Nippon Telegraph & Telephone Corp.	10,300	284,744
Nippon Yusen K.K.	1,400	105,306
Nissan Motor Co. Ltd.(a)	6,300	31,595
Nitori Holdings Co. Ltd.	100	19,673
Nitto Denko Corp.	300	21,378
Nomura Holdings, Inc.	5,100	25,067
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Japan–(continued)
Nomura Research Institute Ltd.	500	$18,427
NTT Data Corp.	800	15,500
Obayashi Corp.	1,600	13,285
Oji Holdings Corp.	1,900	9,587
Olympus Corp.	3,300	72,472
Omron Corp.	300	29,735
Ono Pharmaceutical Co. Ltd.	1,000	22,807
Oriental Land Co. Ltd.	100	16,195
ORIX Corp.	3,800	71,014
Otsuka Holdings Co. Ltd.	1,200	51,154
Panasonic Corp.	8,400	104,262
Recruit Holdings Co. Ltd.	2,500	152,438
Renesas Electronics Corp.(a)	1,300	16,040
Resona Holdings, Inc.	4,200	16,716
Secom Co. Ltd.	200	14,513
Seiko Epson Corp.	900	18,158
Sekisui Chemical Co. Ltd.	900	15,495
Sekisui House Ltd.	1,300	27,318
Seven & i Holdings Co. Ltd.	900	40,842
Shimizu Corp.	1,200	9,044
Shin-Etsu Chemical Co. Ltd.	400	67,466
Shinsei Bank Ltd.	900	15,153
Shionogi & Co. Ltd.	900	61,655
Shiseido Co. Ltd.	300	20,219
SMC Corp.	100	62,563
Softbank Corp.	8,500	115,407
SoftBank Group Corp.	2,200	127,132
Sojitz Corp.	1,400	23,031
Sompo Holdings, Inc.	900	38,978
Sony Group Corp.	4,100	456,582
Sumitomo Chemical Co. Ltd.	4,900	25,561
Sumitomo Corp.	3,600	50,333
Sumitomo Dainippon Pharma Co. Ltd.	600	10,720
Sumitomo Electric Industries Ltd.	800	10,672
Sumitomo Mitsui Financial Group, Inc.	1,500	52,478
Sumitomo Mitsui Trust Holdings, Inc.	400	13,699
Suzuki Motor Corp.	500	22,287
Sysmex Corp.	200	24,706
T&D Holdings, Inc.	1,400	19,121
Taiheiyo Cement Corp.	500	10,400
Taisei Corp.	800	25,758
Takeda Pharmaceutical Co. Ltd.	7,600	251,923
TDK Corp.	300	10,838
Terumo Corp.	300	14,104
Tokio Marine Holdings, Inc.	1,700	91,167
Tokyo Electric Power Co. Holdings, Inc.(a)	3,300	9,465
Tokyo Electron Ltd.	300	132,241
Tokyo Gas Co. Ltd.	800	14,898
Toppan, Inc.	1,000	17,008
Toray Industries, Inc.	3,400	21,714
Toshiba Corp.	800	33,547
Tosoh Corp.	800	14,517
Toyota Industries Corp.	400	32,863
Toyota Motor Corp.	10,500	187,826
Toyota Tsusho Corp.	500	20,954
Yamada Holdings Co. Ltd.	4,200	17,678
Yamaha Corp.	200	12,574
Yamato Holdings Co. Ltd.	400	10,141
Shares		Value
Japan–(continued)
Yaskawa Electric Corp.	400	$19,242
		6,849,718
Luxembourg–0.13%
ArcelorMittal S.A.	2,572	77,607
Eurofins Scientific SE	126	16,158
		93,765
Malaysia–0.14%
Hong Leong Bank Bhd.	2,600	11,708
IHH Healthcare Bhd.	13,100	20,915
Malayan Banking Bhd.	15,700	30,162
Public Bank Bhd.	21,700	21,063
Tenaga Nasional Bhd.	5,400	12,434
		96,282
Mexico–0.27%
Cemex S.A.B. de C.V., ADR(a)	3,036	21,768
Fibra Uno Administracion S.A. de C.V.	30,200	34,236
Fomento Economico Mexicano, S.A.B. de C.V., ADR	380	32,953
Grupo Financiero Banorte S.A.B. de C.V., Class O	2,200	14,129
Grupo Mexico S.A.B. de C.V., Class B	3,800	15,168
Grupo Televisa S.A.B., ADR	1,518	16,668
Wal-Mart de Mexico S.A.B. de C.V., Series V	17,100	58,098
		193,020
Netherlands–2.63%
Adyen N.V.(a)(b)	19	52,831
Akzo Nobel N.V.	548	59,672
ASM International N.V.	126	49,195
ASML Holding N.V.	1,180	870,453
ASR Nederland N.V.	380	17,288
EXOR N.V.	590	49,718
Heineken Holding N.V.	211	18,342
Heineken N.V.	295	30,666
ING Groep N.V.	3,373	48,956
Koninklijke Ahold Delhaize N.V.	6,832	226,504
Koninklijke DSM N.V.	295	58,964
Koninklijke KPN N.V.	4,935	15,477
Koninklijke Philips N.V.	1,856	82,263
NN Group N.V.	1,940	101,244
Randstad N.V.	295	19,715
Signify N.V.	506	25,139
Universal Music Group N.V.(a)	843	22,572
Wolters Kluwer N.V.	970	102,532
		1,851,531
New Zealand–0.07%
Fisher & Paykel Healthcare Corp. Ltd.	1,054	23,175
Spark New Zealand Ltd.	4,302	14,184
Xero Ltd.(a)	85	8,471
		45,830
Philippines–0.02%
SM Prime Holdings, Inc.	17,800	11,415
Poland–0.04%
Powszechny Zaklad Ubezpieczen S.A.	3,163	28,898
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Romania–0.02%
NEPI Rockcastle PLC	2,194	$15,231
Russia–1.06%
Gazprom PJSC, ADR	5,482	54,491
Lukoil PJSC, ADR	2,194	207,684
Magnit PJSC, GDR(b)	1,687	28,426
MMC Norilsk Nickel PJSC, ADR	2,067	61,845
Novatek PJSC, GDR(b)	168	43,690
Polymetal International PLC	463	7,841
Rosneft Oil Co. PJSC, GDR(b)	13,580	114,751
Sberbank of Russia PJSC, ADR	2,910	54,562
Severstal PAO, GDR(b)	463	9,751
Surgutneftegas PJSC, ADR	15,479	76,776
Tatneft PJSC, ADR	590	24,727
TCS Group Holding PLC, GDR(b)	338	31,028
VTB Bank PJSC, GDR(b)	14,382	19,876
X5 Retail Group N.V., GDR(b)	422	13,702
		749,150
Saudi Arabia–0.02%
Delivery Hero SE(a)(b)	126	16,135
Singapore–0.23%
Ascendas REIT	6,800	14,967
DBS Group Holdings Ltd.	2,100	46,632
Oversea-Chinese Banking Corp. Ltd.	4,800	40,183
Singapore Exchange Ltd.	2,900	21,221
Singapore Telecommunications Ltd.	5,700	10,284
United Overseas Bank Ltd.	1,500	28,370
		161,657
South Africa–0.49%
Anglo American PLC	2,952	101,829
Bidvest Group Ltd. (The)	1,518	19,622
Capitec Bank Holdings Ltd.	85	10,271
Exxaro Resources Ltd.	1,518	16,149
FirstRand Ltd.	5,778	24,505
Impala Platinum Holdings Ltd.	928	10,383
Life Healthcare Group Holdings Ltd.(a)	7,930	11,993
Naspers Ltd., Class N	253	41,691
Remgro Ltd.	2,910	26,365
Shoprite Holdings Ltd.	1,897	22,464
Sibanye Stillwater Ltd.	6,326	19,493
Standard Bank Group Ltd.	2,319	22,021
Woolworths Holdings Ltd.	4,091	16,067
		342,853
South Korea–1.87%
Amorepacific Corp.	85	12,672
CJ CheilJedang Corp.	42	14,399
E-MART, Inc.	168	22,971
GS Holdings Corp.	295	11,062
Hankook Tire & Technology Co. Ltd.	338	12,163
HMM Co. Ltd.(a)	1,897	53,374
Hyundai Engineering & Construction Co. Ltd.	380	16,210
Hyundai Engineering & Construction Co. Ltd., Rts., expiring 10/22/2021(a)	6	406
Hyundai Mobis Co. Ltd.	211	44,470
Hyundai Motor Co.	85	14,163
Hyundai Steel Co.	295	11,566
Shares		Value
South Korea–(continued)
Industrial Bank of Korea	1,518	$13,302
Kakao Corp.	295	28,899
Kia Corp.	886	59,863
Korea Electric Power Corp.	801	15,892
Korea Investment Holdings Co. Ltd.	126	9,045
KT Corp	1,181	32,226
KT&G Corp.	548	37,393
Kumho Petrochemical Co. Ltd.	85	13,477
LG Chem Ltd.	42	27,434
LG Corp.	422	32,820
LG Display Co. Ltd.(a)	801	12,704
LG Electronics, Inc.	463	49,120
NAVER Corp.	85	27,697
NCSoft Corp.	42	21,264
POSCO	380	105,616
Samsung C&T Corp.	168	17,272
Samsung Electronics Co. Ltd.	6,411	399,013
Samsung SDI Co. Ltd.	42	25,266
SK Hynix, Inc.	760	65,535
SK Innovation Co. Ltd.(a)	42	9,263
SK Telecom Co. Ltd.	168	45,811
SK, Inc.	126	27,980
Woori Financial Group, Inc.	2,825	27,469
		1,317,817
Spain–1.07%
Acciona S.A.	85	14,098
ACS Actividades de Construccion y Servicios S.A.	1,223	32,790
Amadeus IT Group S.A.(a)	295	19,379
Banco Bilbao Vizcaya Argentaria S.A.	8,478	55,925
Banco de Sabadell S.A.	16,111	13,490
Cellnex Telecom S.A.(b)	338	20,835
Enagas S.A.	1,308	29,070
Endesa S.A.	716	14,441
Ferrovial S.A.	760	22,042
Grifols S.A.	928	22,627
Iberdrola S.A.	19,612	195,876
Industria de Diseno Textil S.A.	1,012	36,819
Merlin Properties SOCIMI S.A.	2,067	21,212
Naturgy Energy Group S.A.	928	23,364
Red Electrica Corp. S.A.	1,982	39,617
Repsol S.A.	6,874	89,283
Telefonica S.A.	21,890	102,029
		752,897
Sweden–1.23%
Assa Abloy AB, Class B	1,096	31,779
Atlas Copco AB, Class A	1,096	66,484
Electrolux AB, Series B	801	18,497
Epiroc AB, Class A	2,235	46,069
EQT AB	760	31,304
Essity AB, Class B	463	14,371
Evolution AB(b)	380	57,763
Getinge AB, Class B	590	23,462
H & M Hennes & Mauritz AB, Class B(a)	506	10,259
Hexagon AB, Class B	2,235	34,437
ICA Gruppen AB	211	9,675
Industrivarden AB, Class C	633	19,502
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Sweden–(continued)
Investor AB, Class B	4,639	$99,329
Kinnevik AB, Class B(a)	801	28,242
Lundin Energy AB	1,646	61,102
Nibe Industrier AB, Class B	1,561	19,607
Sandvik AB	675	15,405
Securitas AB, Class B	1,012	16,050
Sinch AB(a)(b)	801	15,436
Skandinaviska Enskilda Banken AB, Class A	1,012	14,259
Skanska AB, Class B	1,308	32,783
SKF AB, Class B	422	9,932
Svenska Cellulosa AB S.C.A., Class B	716	11,064
Svenska Handelsbanken AB, Class A	970	10,881
Swedish Match AB	4,428	38,834
Tele2 AB, Class B	1,814	26,797
Telefonaktiebolaget LM Ericsson, Class B	2,024	22,876
Telia Co. AB	3,163	13,042
Trelleborg AB, Class B	760	16,139
Volvo AB, Class B	2,194	49,293
		864,673
Switzerland–4.50%
ABB Ltd.	1,814	60,464
Adecco Group AG	422	21,134
Alcon, Inc.	548	44,393
Cie Financiere Richemont S.A.	590	60,837
Credit Suisse Group AG	10,039	99,534
Geberit AG	85	62,455
Givaudan S.A.	16	73,077
Holcim Ltd.	1,646	79,190
Julius Baer Group Ltd.	422	27,912
Kuehne + Nagel International AG, Class R	85	28,883
Logitech International S.A., Class R	211	18,687
Lonza Group AG	42	31,466
Nestle S.A.	6,537	786,525
Novartis AG	4,049	332,181
Partners Group Holding AG	42	65,382
PSP Swiss Property AG	85	10,226
Roche Holding AG	2,236	815,925
Schindler Holding AG, PC	126	33,716
SGS S.A.	12	34,893
Sika AG	126	39,853
Sonova Holding AG, Class A	42	15,840
STMicroelectronics N.V.	1,054	45,952
Straumann Holding AG, Class R	42	75,159
Swatch Group AG (The), BR	42	11,010
Swiss Life Holding AG	42	21,298
Swisscom AG	85	48,806
UBS Group AG	11,851	189,379
Zurich Insurance Group AG	85	34,658
		3,168,835
Taiwan–0.17%
Sea Ltd., ADR(a)	380	121,117
Tanzania–0.01%
AngloGold Ashanti Ltd.	590	9,386
Thailand–0.08%
Delta Electronics Thailand PCL, Foreign Shares	2,600	36,116
Shares		Value
Thailand–(continued)
Kasikornbank PCL, NVDR	2,600	$10,203
Krungthai Card PCL, Foreign Shares	4,900	7,909
		54,228
Turkey–0.05%
Eregli Demir ve Celik Fabrikalari TAS	11,810	22,071
Turkcell Iletisim Hizmetleri A.S.	6,579	11,340
		33,411
United Kingdom–5.59%
3i Group PLC	1,223	21,066
abrdn PLC	3,922	13,465
Admiral Group PLC	716	29,881
Ashtead Group PLC	1,265	95,959
AstraZeneca PLC	1,012	121,829
Auto Trader Group PLC(b)	1,856	14,686
Aviva PLC	10,459	55,667
B&M European Value Retail S.A.	1,729	13,727
Balfour Beatty PLC	2,952	10,713
Berkeley Group Holdings PLC	233	13,648
BP PLC	8,688	39,357
British American Tobacco PLC	7,339	256,053
BT Group PLC(a)	25,601	54,983
Bunzl PLC	843	27,848
CNH Industrial N.V.	2,699	44,830
Coca-Cola Europacific Partners PLC	506	27,977
Compass Group PLC(a)	3,500	71,611
Croda International PLC	168	19,185
Diageo PLC	7,001	337,330
DS Smith PLC	3,205	17,696
Entain PLC(a)	1,181	33,807
Experian PLC	633	26,295
GlaxoSmithKline PLC	16,195	305,689
Halma PLC	338	12,893
Hargreaves Lansdown PLC	464	8,908
Howden Joinery Group PLC	1,391	16,643
Imperial Brands PLC	3,500	73,043
Inchcape PLC	1,054	11,446
InterContinental Hotels Group PLC(a)	168	10,773
J Sainsbury PLC	4,850	18,572
Kingfisher PLC	9,448	42,745
Legal & General Group PLC	3,459	13,062
Lloyds Banking Group PLC	58,833	36,597
London Stock Exchange Group PLC	126	12,588
M&G PLC	7,254	19,853
Man Group PLC	5,230	14,383
Melrose Industries PLC	4,365	10,101
National Grid PLC	13,581	161,550
NatWest Group PLC	5,525	16,765
Next PLC	253	27,746
Pearson PLC	2,277	21,771
Pennon Group PLC	2,235	33,845
Persimmon PLC	675	24,053
Phoenix Group Holdings PLC	3,163	27,352
Prudential PLC	1,392	27,023
Reckitt Benckiser Group PLC	548	42,892
RELX PLC	1,771	51,036
Rightmove PLC	1,856	17,025
Royal Dutch Shell PLC, Class A	30,957	683,899
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
United Kingdom–(continued)
Royal Mail PLC	9,574	$54,177
Segro PLC	2,742	43,999
Severn Trent PLC	506	17,694
Spirax-Sarco Engineering PLC	85	17,082
SSE PLC	2,699	56,675
St James’s Place PLC	590	11,953
Standard Chartered PLC	3,711	21,749
Tate & Lyle PLC	1,012	9,425
Tesco PLC	41,500	140,755
Unilever PLC	6,031	326,024
United Utilities Group PLC	1,096	14,251
Vodafone Group PLC	78,784	119,172
WPP PLC	970	13,034
		3,935,856
United States–0.68%
Atlassian Corp. PLC, Class A(a)	85	33,271
Bausch Health Cos., Inc.(a)	380	10,583
Ferguson PLC	928	128,642
Jackson Financial, Inc., Class A(a)	34	884
James Hardie Industries PLC, CDI	675	24,212
JBS S.A.	2,400	16,337
Schneider Electric SE	843	140,157
Stellantis N.V.	1,940	37,044
Swiss Re AG	843	71,808
Tenaris S.A.	1,391	14,669
		477,607
Zambia–0.06%
First Quantum Minerals Ltd.	2,277	42,157
Total Common Stocks & Other Equity Interests (Cost $39,123,769)		38,524,003
Principal Amount
Equity Linked Notes–31.08%
Canada–4.55%
Canadian Imperial Bank of Commerce, 17.77%, 10/14/2021(b)	$622,000	585,341
Canadian Imperial Bank of Commerce, 21.95%, 10/14/2021(b)	627,000	586,808
Royal Bank of Canada, Conv., 25.14%, 10/20/2021(b)	307,000	306,050
Royal Bank of Canada, Conv., 19.98%, 10/25/2021(b)	315,000	309,742
Royal Bank of Canada, Conv., 18.98%, 10/27/2021(b)	310,000	307,842
Royal Bank of Canada, Conv., 19.97%, 10/07/2021(b)	290,000	273,352
Royal Bank of Canada, Conv., 23.03%, 10/07/2021(b)	611,000	571,599
Toronto-Dominion Bank (The), 19.84%, 10/01/2021	284,000	263,801
		3,204,535
France–8.33%
BNP Paribas Issuance B.V., 26.73%, 10/20/2021(b)	562,000	544,289
BNP Paribas Issuance B.V., 19.51%, 10/21/2021(b)	310,000	305,658
BNP Paribas Issuance B.V., 20.85%, 10/21/2021(b)	565,000	543,226
	Principal Amount	Value
France–(continued)
BNP Paribas Issuance B.V., 20.68%, 10/04/2021	$285,000	$259,663
BNP Paribas Issuance B.V., 20.18%, 10/04/2021	582,000	533,784
BNP Paribas S.A., 21.15%, 10/28/2021(b)	270,000	268,546
BNP Paribas S.A., 21.81%, 10/28/2021(b)	551,000	542,769
Societe Generale S.A., 19.64%, 10/26/2021(b)	287,000	279,455
Societe Generale S.A., 19.64%, 10/26/2021(b)	580,000	555,454
Societe Generale S.A., 21.27%, 10/29/2021(b)	1,208,000	1,208,000
Societe Generale S.A., 20.45%, 10/08/2021(b)	286,000	270,245
Societe Generale S.A., 22.09%, 10/08/2021(b)	584,000	545,590
		5,856,679
Switzerland–6.91%
Credit Suisse AG, 19.10%, 10/25/2021(b)	573,000	548,181
Credit Suisse AG, 24.70%, 10/29/2021(b)	2,177,000	2,177,000
Credit Suisse AG, 20.10%, 10/05/2021(b)	2,329,000	2,136,153
		4,861,334
United Kingdom–1.20%
Barclays Bank PLC, 20.48%, 10/22/2021(b)	310,000	302,526
Barclays Bank PLC, 19.27%, 10/01/2021(b)	580,000	539,148
		841,674
United States–10.09%
GS Finance Corp., 24.62%, 10/14/2021(b)	318,000	305,628
GS Finance Corp., 24.18%, 10/19/2021(b)	306,000	306,584
GS Finance Corp., 18.70%, 10/27/2021(b)	632,000	625,597
GS Finance Corp., 18.02%, 10/12/2021(b)	577,000	541,481
HSBC Bank USA N.A., 23.08%, 10/13/2021(b)	290,000	273,621
HSBC Bank USA N.A., 20.72%, 10/13/2021(b)	583,000	540,215
HSBC Bank USA N.A., 19.75%, 10/14/2021(b)	321,000	308,916
HSBC Bank USA N.A., 25.95%, 10/15/2021(b)	303,000	294,101
HSBC Bank USA N.A., 22.60%, 10/18/2021(b)	619,000	591,518
HSBC Bank USA N.A., 23.25%, 10/18/2021(b)	307,000	299,733
HSBC Bank USA N.A., 27.33%, 10/19/2021(b)	571,000	559,610
Morgan Stanley Finance LLC, 23.69%, 10/15/2021(b)	613,000	572,468
Morgan Stanley Finance LLC, 19.35%, 10/22/2021(b)	570,000	538,269
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

	Principal Amount	Value
United States–(continued)
Morgan Stanley Finance LLC, 21.16%, 10/05/2021(b)	$1,156,000	$1,056,388
Morgan Stanley Finance LLC, 17.56%, 10/12/2021(b)	297,000	282,125
		7,096,254
Total Equity Linked Notes (Cost $22,868,000)		21,860,476
	Shares
Money Market Funds–21.82%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	5,370,205	5,370,205
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	3,839,741	$3,841,277
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	6,137,378	6,137,378
Total Money Market Funds (Cost $15,348,860)		15,348,860
TOTAL INVESTMENTS IN SECURITIES—107.66% (Cost $77,340,629)		75,733,339
OTHER ASSETS LESS LIABILITIES–(7.66)%		(5,387,175)
NET ASSETS–100.00%		$70,346,164
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
CDI	– CREST Depository Interest
Conv.	– Convertible
GDR	– Global Depositary Receipt
NVDR	– Non-Voting Depositary Receipt
PC	– Participation Certificate
REIT	– Real Estate Investment Trust
Rts.	– Rights
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2021 was $21,719,189, which represented 30.87% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$327,478	$16,770,309	$(11,727,582)	$-	$-	$5,370,205	$371
Invesco Liquid Assets Portfolio, Institutional Class	233,846	11,978,792	(8,371,384)	28	(5)	3,841,277	113
Invesco Treasury Portfolio, Institutional Class	374,261	19,166,068	(13,402,951)	-	-	6,137,378	166
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	413,318	(413,318)	-	-	-	3*
Invesco Private Prime Fund	-	618,805	(618,805)	-	-	-	31*
Total	$935,585	$48,947,292	$(34,534,040)	$28	$(5)	$15,348,860	$684

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$267	$1,624,286	$—	$1,624,553
Austria	—	69,257	—	69,257
Belgium	—	132,060	—	132,060
Brazil	896,496	—	—	896,496
Canada	2,952,860	3,204,535	—	6,157,395
Chile	7,883	13,654	—	21,537
China	835,116	2,201,573	—	3,036,689
Denmark	—	1,088,702	—	1,088,702
Finland	—	284,534	—	284,534
France	—	8,844,647	—	8,844,647
Germany	15,506	2,783,152	—	2,798,658
Greece	—	23,658	—	23,658
Hong Kong	—	732,028	—	732,028
Hungary	—	56,865	—	56,865
Indonesia	—	78,696	—	78,696
Ireland	39,022	—	—	39,022
Israel	57,198	66,390	—	123,588
Italy	—	343,363	—	343,363
Japan	—	6,849,718	—	6,849,718
Luxembourg	—	93,765	—	93,765
Malaysia	—	96,282	—	96,282
Mexico	193,020	—	—	193,020
Netherlands	22,572	1,828,959	—	1,851,531
New Zealand	—	45,830	—	45,830
Philippines	—	11,415	—	11,415
Poland	—	28,898	—	28,898
Romania	—	15,231	—	15,231
Russia	741,309	7,841	—	749,150
Saudi Arabia	—	16,135	—	16,135
Singapore	—	161,657	—	161,657
South Africa	—	342,853	—	342,853
South Korea	—	1,317,817	—	1,317,817
Spain	—	752,897	—	752,897
Sweden	—	864,673	—	864,673
Switzerland	—	8,030,169	—	8,030,169
Taiwan	121,117	—	—	121,117
Tanzania	—	9,386	—	9,386
Thailand	36,116	18,112	—	54,228
Turkey	—	33,411	—	33,411
United Kingdom	72,807	4,704,723	—	4,777,530
Invesco Income Advantage International Fund

	Level 1	Level 2	Level 3	Total
United States	$61,075	$7,512,786	$—	$7,573,861
Zambia	42,157	—	—	42,157
Money Market Funds	15,348,860	—	—	15,348,860
Total Investments	$21,443,381	$54,289,958	$—	$75,733,339
Invesco Income Advantage International Fund